BUSINESS COMBINATION (UNAUDITED) (Details) - Subsequent event $ in Millions	Mar. 25, 2026 USD ($)	Apr. 01, 2026
Subordinated notes
BUSINESS COMBINATION (UNAUDITED)
Subordinated debt issued	$ 26
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Variable rate	378.00%
NBC Bancorp, Inc.
BUSINESS COMBINATION (UNAUDITED)
Exchange ratio		0.8065
Interest rate	7.375%